Cover	Feb. 13, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40823
Entity Registrant Name	INTUITIVE MACHINES, INC.
Entity Central Index Key	0001844452
Entity Tax Identification Number	98-1580204
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3700 Bay Area Blvd
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77058
City Area Code	281
Local Phone Number	520-3703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	LUNR
Security Exchange Name	NASDAQ
Warrants to purchase one
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase one
Trading Symbol	LUNRW
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	INFLECTION POINT ACQUISITION CORP.
Entity Address, Address Line One	34 East 51st Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Security Exchange Name	NASDAQ